9. Subscription Receivable (June 2018 Note) (Details Narrative) - Private Placement [Member] - Investors [Member] - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 19, 2018
Shares issued under private placement, Shares	5,755,927
Shares issued under private placement, Value	$ 6,267,360
Share price		$ 1.75